RELATED PARTIES - Disclosure of ownership Interest of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gibraltar Mines Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Curis Holdings Canada Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Curis Resources Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Florence Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%
Florence Copper Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Aley Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Yellow Head Mining Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Taseko Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
1280860 BC Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%
672520 BC Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%